Selling expenses - Schedule of selling expenses (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of selling expenses [Abstract]
Transportation	$ 787	$ 5,878	$ 10,395	$ 9,596
Taxes, rates and contributions	1,506	10,349	6,014	13,115
Fees and compensation for services	101	158	4,603	50
Tax on bank transactions	648	4,390	3,033	4,495
(Reversal) /Allowances for expected credit losses (Note16)	49	539	(22)	(118)
Other		27
Total selling expenses	$ 3,091	$ 21,341	$ 24,023	$ 27,138